CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales	$ 370,406,840	$ 341,169,426	$ 296,457,902
Cost of sales	125,517,021	124,034,448	106,482,626
Gross profit	244,889,819	217,134,978	189,975,276
Operating expenses
Selling expenses	34,843,935	11,679,242	9,973,449
General and administrative expenses	67,683,667	54,519,122	41,391,520
Research and development expenses	6,503,712	7,021,992	6,024,368
Income from operations	135,858,505	143,914,622	132,585,939
Other income (expenses)
Equity in income/(loss) of an equity method investee	3,509,071	2,519,201	(1,311,278)
Interest income	7,623,624	7,815,780	5,551,105
Interest expense	(583,432)	(254,471)	(1,727,335)
Loss from disposal of a subsidiary	0	(75,891)	0
Total other income, net	10,549,263	10,004,619	2,512,492
Income before income tax expense	146,407,768	153,919,241	135,098,431
Income tax expense	64,171,809	25,125,820	20,992,913
Net income	82,235,959	128,793,421	114,105,518
Less: Net income attributable to noncontrolling interest	14,292,924	24,014,114	25,062,815
Net income attributable to China Biologic Products Holdings, Inc.	$ 67,943,035	$ 104,779,307	$ 89,042,703
Earnings per share of ordinary share:
Basic	$ 2.40	$ 3.79	$ 3.4
Diluted	$ 2.38	$ 3.74	$ 3.27
Weighted average shares used in computation:
Basic	27,361,561	26,848,445	25,599,153
Diluted	27,605,623	27,249,144	26,567,366
Net income	$ 82,235,959	$ 128,793,421	$ 114,105,518
Other comprehensive income/(losses):
Foreign currency translation adjustment, net of nil income taxes	36,861,394	(31,303,262)	(24,368,360)
Comprehensive income	119,097,353	97,490,159	89,737,158
Less: Comprehensive income attributable to noncontrolling interest	17,876,743	19,026,592	20,698,249
Comprehensive income attributable to China Biologic Products Holdings, Inc.	$ 101,220,610	$ 78,463,567	$ 69,038,909